Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	€ 14,437	€ 16,897
Non-current assets	14,437	16,897
Other taxes	535	523
Prepayments and other receivables	2,478	1,538
Cash and cash equivalents	89,401	118,925
Current assets	92,414	120,986
Total assets	106,851	137,883
Equity
Equity attributable to owners of the Company	24,982	41,390
Total equity	24,982	41,390
Liabilities
Borrowings		4,292
Lease liabilities	11,501	13,828
Deferred income	30,728	44,170
Non-current liabilities	42,229	62,290
Borrowings	4,510
Lease liabilities	1,386	1,614
Derivative financial instruments	45	311
Trade payables	31	1,541
Social securities and other taxes	1,369	1,659
Deferred income	24,860	20,569
Other current liabilities	7,439	8,509
Current liabilities	39,640	34,203
Total liabilities	81,869	96,493
Total equity and liabilities	€ 106,851	€ 137,883